Debt - Summary of Information about Contractual Terms of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2018
Borrowings [Line Items]
NOMINAL INTEREST RATE			12.00%
Unsecured Loan
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	2.00%
YEAR OF MATURITY	2024
FACE VALUE	$ 18,000	$ 18,000
CARRYING AMOUNT	15,508	14,242
FAIR VALUE	$ 14,629	14,557
2021 Senior Secured Loans
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	8.00%
YEAR OF MATURITY	2024
FACE VALUE	$ 300,000	300,000
CARRYING AMOUNT	296,553	286,815
FAIR VALUE		283,893
2022 Convertible Notes
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	6.00%
YEAR OF MATURITY	2027
FACE VALUE	$ 56,500	0
CARRYING AMOUNT	54,418	0
FAIR VALUE	$ 49,476	0
Instrument Financing Loans
Borrowings [Line Items]
CURRENCY	EUR
FACE VALUE	$ 76	263
CARRYING AMOUNT	76	263
FAIR VALUE	$ 76	$ 263
Instrument Financing Loans | Minimum
Borrowings [Line Items]
NOMINAL INTEREST RATE	1.70%
YEAR OF MATURITY	2022
Instrument Financing Loans | Maximum
Borrowings [Line Items]
NOMINAL INTEREST RATE	2.60%
YEAR OF MATURITY	2023